Leases (Tables)	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Summary of lease, cost

The components of lease expense were as follows for the three months ended March 31, 2022:

Three Months
Ended March
(in thousands)	31, 2022
Operating lease costs:	$1,168
Finance lease costs:
Amortization of ROU asset	$14
Interest expense	$1
Other lease costs:
Short-term lease costs	$109
Variable lease costs	$205

The following table provides certain cash flow and supplemental noncash information related to the Company’s lease liabilities for the three months ended March 31, 2022.

Three Months
Ended March
(in thousands)	31, 2022
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payment from operating leases	$1,145
Financing cash payments for finance leases	17
Lease liabilities arising from obtaining right-of-use assets:
Operating leases	$19,598
Finance leases	40

Summary of lessee, operating lease, liability, maturity

The aggregate future lease payments for the Company’s leases in years subsequent to March 31, 2022 are as follows:

	Operating	Finance
(in thousands)	Leases	Leases
2022	$3,717	$42
2023	4,734	46
2024	4,089	38
2025	3,370	4
2026	2,442	1
Thereafter	2,505	—
Total future lease payment	$20,857	$131
Less: amount representing interest	(2,171)	(7)
Present value of future lease payment (lease liability)	$18,686	$124
Reported as:
Lease liabilities, current	$4,277	$50
Lease liabilities, noncurrent	14,409	74
Total lease liabilities	$18,686	$124

Term and discount rate table with assets and liabilities, lessee

The following table provides the weighted average remaining lease terms and weighted average discount rates for the Company’s leases as of March 31, 2022:

March 31,
2022
Weighted-average remaining lease term (in years)
Operating	4.81
Finance	2.58
Weighted-average discount rate
Operating	4.21%
Finance	4.39%